Short-term Investments	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Short-term Investments
5.	Short-term Investments
The following is a summary of short-term investments:

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB in thousands
Financial products	858,021	1,070,113	2,866,643
Investments in publicly traded companies	—	80,918	434,609
Money market funds	87,317	109,779	55,937

Total	945,338	1,260,810	3,357,189

For the years ended December 31, 2018, 2019 and 2020, the Group recorded investment income of RMB13.8 million, investment loss of RMB3.1 million and investment income of RMB74.0 million related to short-term investments on the consolidated statements of operations and comprehensive loss, respectively.